NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
1,740 shares (cost $58,366)	$75,571
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,283 shares (cost $5,255)	6,901
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,116 shares (cost $11,070)	11,369
Balanced Portfolio: Service Shares (JABS)
1,911 shares (cost $56,229)	60,402
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
44 shares (cost $901)	1,021
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,663 shares (cost $26,127)	25,630
NVIT Emerging Markets Fund - Class I (GEM)
2,046 shares (cost $23,282)	18,743
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
764 shares (cost $9,134)	10,158
NVIT Money Market Fund - Class V (SAM5)
6,759 shares (cost $6,759)	6,759
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
5,951 shares (cost $70,822)	61,062
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
452 shares (cost $5,062)	4,239
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
28,268 shares (cost $252,360)	356,739
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
3,720 shares (cost $56,358)	68,294
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
7,426 shares (cost $89,499)	97,871
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,337 shares (cost $88,413)	106,678
NVIT Real Estate Fund - Class I (NVRE1)
1,825 shares (cost $14,647)	11,843
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,029 shares (cost $96,116)	121,346
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,384 shares (cost $88,466)	106,672
Appreciation Portfolio - Initial Shares (DCAP)
2,892 shares (cost $109,969)	130,803
International Value Portfolio - Initial Shares (DVIV)
887 shares (cost $11,445)	8,905
Quality Bond Fund II - Primary Shares (FQB)
1,444 shares (cost $16,064)	15,843
VIP Equity-Income Portfolio - Service Class (FEIS)
17,723 shares (cost $399,047)	361,025
VIP Growth Portfolio - Service Class (FGS)
1,316 shares (cost $43,484)	86,288
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
17,456 shares (cost $222,320)	213,657
VIP Mid Cap Portfolio - Service Class (FMCS)
208 shares (cost $6,913)	6,749
VIP Overseas Portfolio - Service Class (FOS)
213 shares (cost $4,336)	4,045

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Small Cap Value Securities Fund - Class 2 (FTVSV2)
364 shares (cost $6,656)	6,441
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,055 shares (cost $18,346)	13,932
Mid Cap Value - Institutional Shares (GVMCE)
1,964 shares (cost $28,976)	28,462
Baron Growth Opportunities Fund Service Class (BNCAI)
2,524 shares (cost $81,368)	103,626
Global Securities Fund/VA - Non-Service Shares (OVGS)
427 shares (cost $17,422)	16,209
All Asset Portfolio - Administrative Class (PMVAAA)
1,755 shares (cost $19,964)	15,972
Low Duration Portfolio - Administrative Class (PMVLDA)
20,651 shares (cost $210,058)	211,670
Real Return Portfolio - Administrative Class (PMVRRA)
2,066 shares (cost $26,659)	24,649
Total Return Portfolio - Administrative Class (PMVTRA)
16,279 shares (cost $178,620)	172,237
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
343 shares (cost $3,488)	2,934
Micro-Cap Portfolio - Investment Class (ROCMC)
2,749 shares (cost $27,477)	25,678
Health Sciences Portfolio - II (TRHS2)
88 shares (cost $1,786)	3,330
Mid-Cap Growth Portfolio - II (TRMCG2)
2,154 shares (cost $48,274)	53,525
New America Growth Portfolio (TRNAG1)
1,784 shares (cost $41,984)	43,540

Total Investments	$2,700,818
Accounts Receivable - International Value Portfolio - Initial Shares (DVIV)	3
Accounts Receivable - NVIT Money Market Fund - Class V (SAM5)	3
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	5
Accounts Receivable - NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	5
Accounts Receivable - Templeton Foreign Securities Fund - Class 2 (TIF2)	5
Accounts Receivable - NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	6
Accounts Receivable - Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	7
Accounts Receivable - Small Cap Value Securities Fund - Class 2 (FTVSV2)	8
Accounts Receivable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	9
Accounts Receivable - Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	9
Accounts Receivable - VIP Overseas Portfolio - Service Class (FOS)	13
Accounts Receivable - New America Growth Portfolio (TRNAG1)	15
Accounts Payable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	(13)
Accounts Payable - Global Securities Fund/VA - Non-Service Shares (OVGS)	(9)
Accounts Payable - Health Sciences Portfolio - II (TRHS2)	(4)
Accounts Payable - NVIT Real Estate Fund - Class I (NVRE1)	(3)
Accounts Payable - Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	(2)
Other Accounts Payable	(225)

$2,700,650

Contract Owners’ Equity:
Accumulation units	2,700,650

Total Contract Owners’ Equity (note 5)	$2,700,650

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	DSIF	IVKMG1	JPMMV1	JABS	LOVMCV	NVAMV1	GEM
Reinvested dividends	$49,350	1,465	-	116	1,013	6	646	180
Mortality and expense risk charges (note 2)	(26,644)	(776)	(67)	(111)	(587)	(8)	(251)	(203)

Net investment income (loss)	22,706	689	(67)	5	426	(2)	395	(23)

Realized gain (loss) on investments	32,984	3,142	26	12	462	-	58	(17)
Change in unrealized gain (loss) on investments	(259,773)	(6,020)	(486)	(1,326)	(3,049)	(112)	(5,192)	(3,741)

Net gain (loss) on investments	(226,789)	(2,878)	(460)	(1,314)	(2,587)	(112)	(5,134)	(3,758)

Reinvested capital gains	163,297	2,327	545	888	1,836	64	3,339	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,786)	138	18	(421)	(325)	(50)	(1,400)	(3,781)

Investment Activity:	GVDMA	SAM5	NVMIG1	GVDIV2	NVMLG1	SCGF	SCVF	NVOLG1
Reinvested dividends	$156	-	457	48	1,701	-	726	684
Mortality and expense risk charges (note 2)	(98)	(63)	(603)	(43)	(3,464)	(689)	(981)	(1,034)

Net investment income (loss)	58	(63)	(146)	5	(1,763)	(689)	(255)	(350)

Realized gain (loss) on investments	14	-	(51)	(4)	6,062	945	282	2,769
Change in unrealized gain (loss) on investments	(439)	-	(4,429)	(283)	(25,648)	(9,505)	(17,934)	(14,046)

Net gain (loss) on investments	(425)	-	(4,480)	(287)	(19,586)	(8,560)	(17,652)	(11,277)

Reinvested capital gains	196	-	3,737	-	30,135	9,230	10,637	16,124

Net increase (decrease) in contract owners’ equity resulting from operations	$(171)	(63)	(889)	(282)	8,786	(19)	(7,270)	4,497

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	ALVGIA	DVSCS	DCAP	DVIV	FQB	FEIS	FGS
Reinvested dividends	$335	1,731	801	2,313	211	602	11,743	139
Mortality and expense risk charges (note 2)	(116)	(1,153)	(1,057)	(1,293)	(90)	(152)	(3,637)	(872)

Net investment income (loss)	219	578	(256)	1,020	121	450	8,106	(733)

Realized gain (loss) on investments	21	174	305	731	(14)	(2)	(886)	8,580
Change in unrealized gain (loss) on investments	(2,840)	136	(10,783)	(12,770)	(442)	(638)	(61,833)	(5,308)

Net gain (loss) on investments	(2,819)	310	(10,478)	(12,039)	(456)	(640)	(62,719)	3,272

Reinvested capital gains	1,810	-	7,143	6,389	-	-	35,531	2,932

Net increase (decrease) in contract owners’ equity resulting from operations	$(790)	888	(3,591)	(4,630)	(335)	(190)	(19,082)	5,471

Investment Activity:	FIGBS	FMCS	FOS	FTVSV2	TIF2	GVMCE	BNCAI	OVGS
Reinvested dividends	$5,505	29	53	43	489	125	-	172
Mortality and expense risk charges (note 2)	(2,084)	(82)	(26)	(65)	(144)	(294)	(1,119)	(138)

Net investment income (loss)	3,421	(53)	27	(22)	345	(169)	(1,119)	34

Realized gain (loss) on investments	88	943	4	78	(28)	54	8,071	(2)
Change in unrealized gain (loss) on investments	(7,247)	(2,134)	(290)	(1,626)	(1,925)	(5,336)	(22,243)	(776)

Net gain (loss) on investments	(7,159)	(1,191)	(286)	(1,548)	(1,953)	(5,282)	(14,172)	(778)

Reinvested capital gains	174	1,294	4	993	499	2,252	9,071	856

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,564)	50	(255)	(577)	(1,109)	(3,199)	(6,220)	112

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TRHS2	TRMCG2
Reinvested dividends	$583	7,363	1,059	8,708	148	-	-	-
Mortality and expense risk charges (note 2)	(163)	(2,034)	(244)	(1,660)	(29)	(265)	(39)	(510)

Net investment income (loss)	420	5,329	815	7,048	119	(265)	(39)	(510)

Realized gain (loss) on investments	(25)	45	13	142	(3)	(67)	984	86
Change in unrealized gain (loss) on investments	(2,138)	(6,733)	(1,758)	(9,919)	(369)	(5,174)	(603)	(4,155)

Net gain (loss) on investments	(2,163)	(6,688)	(1,745)	(9,777)	(372)	(5,241)	381	(4,069)

Reinvested capital gains	-	-	-	1,855	105	1,572	251	7,256

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,743)	(1,359)	(930)	(874)	(148)	(3,934)	593	2,677

Investment Activity:	TRNAG1	FOSR
Reinvested dividends	$-	-
Mortality and expense risk charges (note 2)	(387)	(13)

Net investment income (loss)	(387)	(13)

Realized gain (loss) on investments	81	(89)
Change in unrealized gain (loss) on investments	(1,147)	488

Net gain (loss) on investments	(1,066)	399

Reinvested capital gains	4,252	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,799	386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		DSIF		IVKMG1		JPMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$22,706	14,491	689	688	(67)	(62)	5	(20)
Realized gain (loss) on investments	32,984	56,768	3,142	2,077	26	20	12	245
Change in unrealized gain (loss) on investments	(259,773)	(21,095)	(6,020)	6,338	(486)	495	(1,326)	729
Reinvested capital gains	163,297	101,929	2,327	1,018	545	-	888	670

Net increase (decrease) in contract owners’ equity resulting from operations	(40,786)	152,093	138	10,121	18	453	(421)	1,624

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	(1,927)
Redemptions	(80,219)	(45,896)	(11,938)	(8,105)	-	-	-	-
Contract maintenance charges (note 2)	(422)	(419)	(46)	(46)	(13)	(12)	-	(3)
Adjustments to maintain reserves	(63)	5	(20)	8	(3)	(2)	(2)	7

Net equity transactions	(80,704)	(46,310)	(12,004)	(8,143)	(16)	(14)	(2)	(1,923)

Net change in contract owners’ equity	(121,490)	105,783	(11,866)	1,978	2	439	(423)	(299)
Contract owners’ equity beginning of period	2,822,140	2,716,357	87,426	85,448	6,892	6,453	11,805	12,104

Contract owners’ equity end of period	$2,700,650	2,822,140	75,560	87,426	6,894	6,892	11,382	11,805

CHANGES IN UNITS:
Beginning units	150,813	150,605	3,774	4,144	486	487	414	484
Units purchased	464	24,265	-	-	-	-	-	-
Units redeemed	(4,239)	(24,057)	(516)	(370)	(1)	(1)	-	(70)

Ending units	147,038	150,813	3,257	3,774	485	486	414	414

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JABS		LOVMCV		NVAMV1		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$426	342	(2)	(3)	395	281	(23)	49
Realized gain (loss) on investments	462	153	-	1	58	75	(17)	7
Change in unrealized gain (loss) on investments	(3,049)	2,179	(112)	105	(5,192)	(303)	(3,741)	(798)
Reinvested capital gains	1,836	1,495	64	-	3,339	2,855	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(325)	4,169	(50)	103	(1,400)	2,908	(3,781)	(742)

Equity transactions:
Transfers between funds	(1,210)	-	-	-	-	-	-	23,271
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	(31)	(4)	(4)	(12)	(12)	(5)	-
Adjustments to maintain reserves	(12)	8	4	3	(12)	11	2	2

Net equity transactions	(1,253)	(23)	-	(1)	(24)	(1)	(3)	23,273

Net change in contract owners’ equity	(1,578)	4,146	(50)	102	(1,424)	2,907	(3,784)	22,531
Contract owners’ equity beginning of period	61,968	57,822	1,073	971	27,045	24,138	22,531	-

Contract owners’ equity end of period	$60,390	61,968	1,023	1,073	25,621	27,045	18,747	22,531

CHANGES IN UNITS:
Beginning units	2,681	2,682	60	60	1,163	1,163	807	-
Units purchased	-	-	-	-	-	-	-	807
Units redeemed	(54)	(1)	-	-	(1)	-	-	-

Ending units	2,627	2,681	60	60	1,162	1,163	807	807

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVDMA		SAM5		NVMIG1		GVDIV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$58	78	(63)	(63)	(146)	267	5	58
Realized gain (loss) on investments	14	12	-	-	(51)	(8)	(4)	-
Change in unrealized gain (loss) on investments	(439)	304	-	-	(4,429)	(5,332)	(283)	(541)
Reinvested capital gains	196	-	-	-	3,737	3,366	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(171)	394	(63)	(63)	(889)	(1,707)	(282)	(483)

Equity transactions:
Transfers between funds	-	-	-	-	-	63,657	-	5,007
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(4)	-
Adjustments to maintain reserves	(2)	-	(1)	(3)	(1)	2	(5)	1

Net equity transactions	(2)	-	(1)	(3)	(1)	63,659	(9)	5,008

Net change in contract owners’ equity	(173)	394	(64)	(66)	(890)	61,952	(291)	4,525
Contract owners’ equity beginning of period	10,325	9,931	6,820	6,886	61,952	-	4,525	-

Contract owners’ equity end of period	$10,152	10,325	6,756	6,820	61,062	61,952	4,234	4,525

CHANGES IN UNITS:
Beginning units	498	498	653	653	6,366	-	501	-
Units purchased	-	-	-	-	-	6,366	-	501
Units redeemed	-	-	-	-	-	-	-	-

Ending units	498	498	653	653	6,366	6,366	500	501

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG1		SCGF		SCVF		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,763)	(1,542)	(689)	(621)	(255)	(425)	(350)	(219)
Realized gain (loss) on investments	6,062	4,426	945	263	282	315	2,769	366
Change in unrealized gain (loss) on investments	(25,648)	3,542	(9,505)	(7,686)	(17,934)	(3,399)	(14,046)	(3,332)
Reinvested capital gains	30,135	24,657	9,230	9,325	10,637	9,467	16,124	11,030

Net increase (decrease) in contract owners’ equity resulting from operations	8,786	31,083	(19)	1,281	(7,270)	5,958	4,497	7,845

Equity transactions:
Transfers between funds	-	-	(1,513)	1,353	-	-	-	-
Redemptions	(10,661)	(7,125)	-	-	-	-	(6,605)	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	(40)	(39)
Adjustments to maintain reserves	(2)	6	(2)	(1)	(1)	(2)	2	(7)

Net equity transactions	(10,663)	(7,119)	(1,518)	1,352	(1)	(2)	(6,643)	(46)

Net change in contract owners’ equity	(1,877)	23,964	(1,537)	2,633	(7,271)	5,956	(2,146)	7,799
Contract owners’ equity beginning of period	358,619	334,655	69,819	67,186	105,136	99,180	108,815	101,016

Contract owners’ equity end of period	$356,742	358,619	68,282	69,819	97,865	105,136	106,669	108,815

CHANGES IN UNITS:
Beginning units	23,829	24,324	3,392	3,324	3,636	3,636	4,684	4,686
Units purchased	-	-	-	68	-	-	-	-
Units redeemed	(692)	(495)	(68)	-	-	-	(273)	(2)

Ending units	23,137	23,829	3,324	3,392	3,636	3,636	4,411	4,684

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVRE1		ALVGIA		DVSCS		DCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$219	234	578	468	(256)	(396)	1,020	1,197
Realized gain (loss) on investments	21	36	174	110	305	293	731	288
Change in unrealized gain (loss) on investments	(2,840)	(364)	136	8,861	(10,783)	(1,271)	(12,770)	4,154
Reinvested capital gains	1,810	2,832	-	-	7,143	5,742	6,389	3,451

Net increase (decrease) in contract owners’ equity resulting from operations	(790)	2,738	888	9,439	(3,591)	4,368	(4,630)	9,090

Equity transactions:
Transfers between funds	-	-	-	-	-	-	(2,320)	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(8)	(8)	(4)	(4)
Adjustments to maintain reserves	-	(1)	(2)	(2)	7	6	12	4

Net equity transactions	-	(1)	(2)	(2)	(1)	(2)	(2,312)	-

Net change in contract owners’ equity	(790)	2,737	886	9,437	(3,592)	4,366	(6,942)	9,090
Contract owners’ equity beginning of period	12,636	9,899	120,448	111,011	110,266	105,900	137,749	128,659

Contract owners’ equity end of period	$11,846	12,636	121,334	120,448	106,674	110,266	130,807	137,749

CHANGES IN UNITS:
Beginning units	855	855	5,454	5,454	3,629	3,629	6,464	6,464
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	-	-	-	(111)	-

Ending units	855	855	5,454	5,454	3,629	3,629	6,354	6,464

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVIV		FQB		FEIS		FGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$121	67	450	441	8,106	7,045	(733)	(837)
Realized gain (loss) on investments	(14)	(7)	(2)	1	(886)	336	8,580	4,605
Change in unrealized gain (loss) on investments	(442)	(1,106)	(638)	(3)	(61,833)	15,470	(5,308)	5,591
Reinvested capital gains	-	-	-	-	35,531	5,389	2,932	-

Net increase (decrease) in contract owners’ equity resulting from operations	(335)	(1,046)	(190)	439	(19,082)	28,240	5,471	9,359

Equity transactions:
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions	-	-	-	-	(13,230)	(7,498)	(14,940)	(7,891)
Contract maintenance charges (note 2)	-	-	(14)	(14)	(18)	(18)	(39)	(37)
Adjustments to maintain reserves	(2)	(1)	(2)	(1)	(5)	(2)	(7)	10

Net equity transactions	(2)	(1)	(16)	(15)	(13,253)	(7,518)	(14,986)	(7,918)

Net change in contract owners’ equity	(337)	(1,047)	(206)	424	(32,335)	20,722	(9,515)	1,441
Contract owners’ equity beginning of period	9,239	10,286	16,044	15,620	393,359	372,637	95,802	94,361

Contract owners’ equity end of period	$8,902	9,239	15,838	16,044	361,024	393,359	86,287	95,802

CHANGES IN UNITS:
Beginning units	537	537	1,091	1,092	18,555	18,916	4,283	4,646
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	(1)	(1)	(629)	(361)	(645)	(363)

Ending units	537	537	1,090	1,091	17,926	18,555	3,638	4,283

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FIGBS		FMCS		FOS		FTVSV2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,421	4,184	(53)	(67)	27	-	(22)	(24)
Realized gain (loss) on investments	88	30	943	27	4	-	78	24
Change in unrealized gain (loss) on investments	(7,247)	(1,420)	(2,134)	305	(290)	-	(1,626)	(577)
Reinvested capital gains	174	18	1,294	217	4	-	993	548

Net increase (decrease) in contract owners’ equity resulting from operations	(3,564)	2,812	50	482	(255)	-	(577)	(29)

Equity transactions:
Transfers between funds	-	214,560	(248)	1,927	4,586	-	-	-
Redemptions	(2,993)	-	(3,985)	-	(289)	-	(384)	-
Contract maintenance charges (note 2)	(4)	(5)	(25)	(21)	-	-	(29)	(30)
Adjustments to maintain reserves	2	(4)	1	6	(10)	-	-	(10)

Net equity transactions	(2,995)	214,551	(4,257)	1,912	4,287	-	(413)	(40)

Net change in contract owners’ equity	(6,559)	217,363	(4,207)	2,394	4,032	-	(990)	(69)
Contract owners’ equity beginning of period	220,218	2,855	10,956	8,562	-	-	7,423	7,492

Contract owners’ equity end of period	$213,659	220,218	6,749	10,956	4,032	-	6,433	7,423

CHANGES IN UNITS:
Beginning units	15,464	210	472	388	-	-	362	364
Units purchased	-	15,254	-	85	203	-	-	-
Units redeemed	(209)	-	(174)	(1)	(13)	-	(20)	(2)

Ending units	15,255	15,464	298	472	190	-	342	362

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TIF2		GVMCE		BNCAI		OVGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$345	207	(169)	25	(1,119)	(973)	34	57
Realized gain (loss) on investments	(28)	(6)	54	631	8,071	5,568	(2)	(1)
Change in unrealized gain (loss) on investments	(1,925)	(2,489)	(5,336)	(2,278)	(22,243)	(746)	(776)	(438)
Reinvested capital gains	499	-	2,252	5,136	9,071	711	856	561

Net increase (decrease) in contract owners’ equity resulting from operations	(1,109)	(2,288)	(3,199)	3,514	(6,220)	4,560	112	179

Equity transactions:
Transfers between funds	-	17,331	-	-	-	-	3,589	12,337
Redemptions	-	-	-	(2,269)	(15,194)	(10,381)	-	-
Contract maintenance charges (note 2)	(1)	-	(19)	(18)	(16)	(15)	(8)	-
Adjustments to maintain reserves	1	(7)	18	(7)	19	(11)	5	4

Net equity transactions	-	17,324	(1)	(2,294)	(15,191)	(10,407)	3,586	12,341

Net change in contract owners’ equity	(1,109)	15,036	(3,200)	1,220	(21,411)	(5,847)	3,698	12,520
Contract owners’ equity beginning of period	15,036	-	31,664	30,444	125,039	130,886	12,520	-

Contract owners’ equity end of period	$13,927	15,036	28,464	31,664	103,628	125,039	16,218	12,520

CHANGES IN UNITS:
Beginning units	727	-	1,005	1,087	4,062	4,416	457	-
Units purchased	-	727	-	-	-	-	118	457
Units redeemed	-	-	(1)	(82)	(494)	(354)	-	-

Ending units	727	727	1,005	1,005	3,569	4,062	575	457

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAA		PMVLDA		PMVRRA		PMVTRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$420	789	5,329	379	815	121	7,048	3,161
Realized gain (loss) on investments	(25)	(6)	45	63	13	10	142	13,954
Change in unrealized gain (loss) on investments	(2,138)	(867)	(6,733)	(668)	(1,758)	406	(9,919)	(7,156)
Reinvested capital gains	-	-	-	-	-	-	1,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,743)	(84)	(1,359)	(226)	(930)	537	(874)	9,959

Equity transactions:
Transfers between funds	-	-	-	-	(388)	-	-	(214,560)
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8)	(9)	-	-	(4)	(4)	(26)	(27)
Adjustments to maintain reserves	5	(9)	(13)	(7)	(4)	5	(14)	(12)

Net equity transactions	(3)	(18)	(13)	(7)	(396)	1	(40)	(214,599)

Net change in contract owners’ equity	(1,746)	(102)	(1,372)	(233)	(1,326)	538	(914)	(204,640)
Contract owners’ equity beginning of period	17,720	17,822	213,018	213,251	25,974	25,436	173,121	377,761

Contract owners’ equity end of period	$15,974	17,720	211,646	213,018	24,648	25,974	172,207	173,121

CHANGES IN UNITS:
Beginning units	1,062	1,063	16,184	16,184	1,698	1,698	10,570	23,821
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(1)	-	-	(26)	-	(2)	(13,251)

Ending units	1,062	1,062	16,184	16,184	1,672	1,698	10,569	10,570

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PIHYB1		ROCMC		TRHS2		TRMCG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$119	121	(265)	(296)	(39)	(34)	(510)	(451)
Realized gain (loss) on investments	(3)	-	(67)	(168)	984	20	86	71
Change in unrealized gain (loss) on investments	(369)	(266)	(5,174)	(3,351)	(603)	685	(4,155)	232
Reinvested capital gains	105	118	1,572	2,336	251	307	7,256	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	(148)	(27)	(3,934)	(1,479)	593	978	2,677	5,348

Equity transactions:
Transfers between funds	-	-	-	(1,353)	(1,499)	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(10)	(10)	-	(3)	(8)	(7)	-	-
Adjustments to maintain reserves	(10)	10	(1)	2	6	7	(1)	(2)

Net equity transactions	(20)	-	(1)	(1,354)	(1,501)	-	(1)	(2)

Net change in contract owners’ equity	(168)	(27)	(3,935)	(2,833)	(908)	978	2,676	5,346
Contract owners’ equity beginning of period	3,093	3,120	29,609	32,442	4,242	3,264	50,840	45,494

Contract owners’ equity end of period	$2,925	3,093	25,674	29,609	3,334	4,242	53,516	50,840

CHANGES IN UNITS:
Beginning units	159	159	1,270	1,329	146	146	1,503	1,503
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	-	-	(59)	(43)	-	-	-

Ending units	158	159	1,270	1,270	103	146	1,503	1,503

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRNAG1		FOSR		OVGS3		TIF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(387)	(334)	(13)	15	-	(38)	-	(53)
Realized gain (loss) on investments	81	636	(89)	(5)	-	4,212	-	2,501
Change in unrealized gain (loss) on investments	(1,147)	(2,637)	488	(430)	-	(4,188)	-	(2,207)
Reinvested capital gains	4,252	5,183	-	1	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,799	2,848	386	(419)	-	(14)	-	241

Equity transactions:
Transfers between funds	3,589	-	(4,586)	-	-	(12,337)	-	(17,331)
Redemptions	-	(2,627)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(12)	(11)	(11)	(12)	-	(8)	-	(2)
Adjustments to maintain reserves	(4)	(11)	(9)	11	-	2	-	4

Net equity transactions	3,573	(2,649)	(4,606)	(1)	-	(12,343)	-	(17,329)

Net change in contract owners’ equity	6,372	199	(4,220)	(420)	-	(12,357)	-	(17,088)
Contract owners’ equity beginning of period	37,153	36,954	4,220	4,640	-	12,357	-	17,088

Contract owners’ equity end of period	$43,525	37,153	-	4,220	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,594	1,717	266	266	-	592	-	906
Units purchased	143	-	-	-	-	-	-	-
Units redeemed	-	(123)	(266)	-	-	(592)	-	(906)

Ending units	1,736	1,594	-	266	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM3		NVMIG3		GVDIV6
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	40	-	533	-	102
Realized gain (loss) on investments	-	(6,130)	-	21,404	-	319
Change in unrealized gain (loss) on investments	-	5,291	-	(21,460)	-	(469)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(799)	-	477	-	(48)

Equity transactions:
Transfers between funds	-	(23,271)	-	(63,657)	-	(5,007)
Redemptions	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(5)	-	-	-	(4)
Adjustments to maintain reserves	-	(7)	-	(5)	-	-

Net equity transactions	-	(23,283)	-	(63,662)	-	(5,011)

Net change in contract owners’ equity	-	(24,082)	-	(63,185)	-	(5,059)
Contract owners’ equity beginning of period	-	24,082	-	63,185	-	5,059

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,148	-	5,482	-	392
Units purchased	-	-	-	-	-	-
Units redeemed	-	(1,148)	-	(5,482)	-	(392)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)*

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Value Opportunities Fund - Series I Shares (AVBVI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,700,818	$-	$-	$2,700,818

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$3,792	$12,760
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	545	80
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,005	111
Balanced Portfolio: Service Shares (JABS)	2,850	1,830
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	71	12
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	3,985	263
NVIT Emerging Markets Fund - Class I (GEM)	180	208
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	352	98
NVIT Money Market Fund - Class V (SAM5)	-	63
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	4,194	603
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	48	46
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	31,836	14,124
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	9,230	2,204
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	11,363	981
NVIT Large Cap Growth Fund - Class I (NVOLG1)	16,808	7,679
NVIT Real Estate Fund - Class I (NVRE1)	2,145	116
VPS Growth and Income Portfolio - Class A (ALVGIA)	1,731	1,153
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	7,944	1,065
Appreciation Portfolio - Initial Shares (DCAP)	8,702	3,617
International Value Portfolio - Initial Shares (DVIV)	211	90
Quality Bond Fund II - Primary Shares (FQB)	602	166
VIP Equity-Income Portfolio - Service Class (FEIS)	47,275	16,885
VIP Growth Portfolio - Service Class (FGS)	3,071	15,851
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	5,679	5,081
VIP Mid Cap Portfolio - Service Class (FMCS)	1,323	4,340
VIP Overseas Portfolio - Service Class (FOS)	4,646	315
Small Cap Value Securities Fund - Class 2 (FTVSV2)	1,036	479
Templeton Foreign Securities Fund - Class 2 (TIF2)	988	145
Mid Cap Value- Institutional Shares (GVMCE)	2,378	313
Baron Growth Opportunities Fund Service Class (BNCAI)	9,071	16,329
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,617	146
All Asset Portfolio - Administrative Class (PMVAAA)	583	171
Low Duration Portfolio - Administrative Class (PMVLDA)	7,363	2,034
Real Return Portfolio - Administrative Class (PMVRRA)	1,059	636
Total Return Portfolio - Administrative Class (PMVTRA)	10,563	1,686
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	253	38
Micro-Cap Portfolio - Investment Class (ROCMC)	1,572	265
Health Sciences Portfolio - II (TRHS2)	251	1,546
Mid-Cap Growth Portfolio - II (TRMCG2)	7,256	510
New America Growth Portfolio (TRNAG1)	7,841	397
VIP Overseas Portfolio - Service Class R (FOSR)	-	4,613

Total	$224,419	$119,052

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.95%	3,257	$23.199396	$75,560	1.80%	0.15%
2014	0.95%	3,774	23.165438	87,426	1.74%	12.35%
2013	0.95%	4,144	20.619577	85,448	1.86%	30.77%
2012	0.95%	4,641	15.767368	73,176	2.06%	14.64%
2011	0.95%	4,645	13.754322	63,889	1.83%	0.91%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.95%	485	14.215076	6,894	0.00%	0.24%
2014	0.95%	486	14.180368	6,892	0.00%	7.01%
2013	0.95%	487	13.251352	6,453	0.42%	35.71%
2012	0.95%	488	9.764220	4,765	0.00%	-2.36%	4/27/2012
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.95%	414	27.492618	11,382	0.99%	-3.58%
2014	0.95%	414	28.513407	11,805	0.79%	14.01%
2013	0.95%	484	25.008765	12,104	0.92%	31.04%
2012	0.95%	70	19.084159	1,336	1.04%	19.23%
2011	0.95%	70	16.006095	1,120	0.00%	1.19%
Balanced Portfolio: Service Shares (JABS)
2015	0.95%	2,627	22.988310	60,390	1.65%	-0.54%
2014	0.95%	2,681	23.113904	61,968	1.52%	7.21%
2013	0.95%	2,682	21.559450	57,822	2.37%	18.66%
2012	0.95%	423	18.168380	7,685	2.51%	12.30%
2011	0.95%	461	16.179098	7,459	2.22%	0.39%
Overseas Portfolio: Service Shares (JAIGS)
2012	0.95%	503	27.909892	14,039	0.64%	12.10%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2015	0.95%	60	17.043805	1,023	0.59%	-4.70%
2014	0.95%	60	17.884559	1,073	0.45%	10.47%
2013	0.95%	60	16.189767	971	0.43%	29.08%
2012	0.95%	61	12.542260	765	0.69%	13.45%
2011	0.95%	61	11.054886	674	0.21%	-4.92%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.95%	1,162	22.048762	25,621	2.45%	-5.18%
2014	0.95%	1,163	23.254470	27,045	2.05%	12.04%
2013	0.95%	1,163	20.754774	24,138	2.16%	30.65%
2012	0.95%	671	15.886274	10,660	0.99%	13.57%
2011	0.95%	738	13.987992	10,323	1.70%	-0.31%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.95%	807	23.230469	18,747	0.84%	-16.79%
2014	0.95%	807	27.919220	22,531	0.85%	-6.40%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95%	79	7.002154	553	1.08%	-10.85%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95%	46	14.720257	677	1.81%	-4.84%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.95%	498	20.385402	10,152	1.50%	-1.67%
2014	0.95%	498	20.732223	10,325	1.71%	3.96%
2013	0.95%	498	19.942506	9,931	1.68%	21.22%
NVIT Money Market Fund - Class V (SAM5)
2015	0.95%	653	10.345441	6,756	0.00%	-0.95%
2014	0.95%	653	10.444669	6,820	0.00%	-0.95%
2013	0.95%	653	10.544844	6,886	0.00%	-0.95%
2012	0.95%	653	10.645975	6,952	0.00%	-0.95%
2011	0.95%	653	10.748358	7,019	0.00%	-0.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.95%	6,366	9.591887	61,062	0.73%	-1.44%
2014	0.95%	6,366	9.731691	61,952	1.07%	-2.68%	4/25/2014

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2015	0.95%	500	$8.467943	$4,234	1.05%	-6.24%
2014	0.95%	501	9.031956	4,525	1.80%	-9.68%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.95%	23,137	15.418659	356,742	0.47%	2.45%
2014	0.95%	23,829	15.049677	358,619	0.50%	9.39%
2013	0.95%	24,324	13.758226	334,655	0.79%	33.46%
2012	0.95%	24,324	10.308799	250,751	0.51%	15.25%
2011	0.95%	24,324	8.944983	217,578	0.01%	-3.83%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.95%	3,324	20.542016	68,282	0.00%	-0.20%
2014	0.95%	3,392	20.583400	69,819	0.00%	1.83%
2013	0.95%	3,324	20.212527	67,186	0.00%	42.92%
2012	0.95%	3,324	14.142588	47,010	0.00%	12.36%
2011	0.95%	3,329	12.587121	41,903	0.00%	-1.59%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.95%	3,636	26.915658	97,865	0.71%	-6.92%
2014	0.95%	3,636	28.915210	105,136	0.52%	6.01%
2013	0.95%	3,636	27.277116	99,180	0.86%	39.07%
2012	0.95%	3,230	19.614367	63,354	0.88%	19.30%
2011	0.95%	3,271	16.441433	53,780	0.42%	-5.97%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95%	41	16.939568	695	0.52%	-6.45%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.95%	4,411	24.182398	106,669	0.63%	4.09%
2014	0.95%	4,684	23.231190	108,815	0.74%	7.77%
2013	0.95%	4,686	21.557023	101,016	0.81%	35.40%
2012	0.95%	4,689	15.920407	74,651	0.74%	17.56%
2011	0.95%	4,691	13.542915	63,530	0.69%	-3.16%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.95%	855	13.854850	11,846	2.75%	-6.26%
2014	0.95%	855	14.779525	12,636	3.01%	27.66%
2013	0.95%	855	11.577203	9,899	1.14%	2.07%
2012	0.95%	3,292	11.342818	37,341	1.09%	14.68%
2011	0.95%	3,293	9.890484	32,569	0.88%	5.49%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.95%	5,454	22.246793	121,334	1.44%	0.74%
2014	0.95%	5,454	22.084346	120,448	1.36%	8.50%
2013	0.95%	5,454	20.353996	111,011	1.35%	33.68%
2012	0.95%	5,913	15.225596	90,029	1.60%	16.41%
2011	0.95%	5,914	13.079732	77,354	1.31%	5.31%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.95%	3,629	29.394998	106,674	0.73%	-3.26%
2014	0.95%	3,629	30.384719	110,266	0.57%	4.12%
2013	0.95%	3,629	29.181608	105,900	1.07%	39.38%
2012	0.95%	4,186	20.936995	87,642	0.44%	14.64%
2011	0.95%	4,187	18.263329	76,469	0.61%	-0.39%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.95%	6,354	20.586628	130,807	1.71%	-3.40%
2014	0.95%	6,464	21.310107	137,749	1.85%	7.06%
2013	0.95%	6,464	19.903937	128,659	1.97%	19.95%
2012	0.95%	6,551	16.593084	108,701	3.65%	9.38%
2011	0.95%	6,551	15.170292	99,381	1.65%	7.98%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Value Portfolio - Initial Shares (DVIV)
2015	0.95%	537	$16.577400	$8,902	2.22%	-3.64%
2014	0.95%	537	17.204489	9,239	1.60%	-10.18%
2013	0.95%	537	19.154685	10,286	2.01%	21.83%
2012	0.95%	537	15.723043	8,443	2.89%	11.59%
2011	0.95%	537	14.089591	7,566	2.10%	-19.25%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.95%	1,090	14.530177	15,838	3.74%	-1.19%
2014	0.95%	1,091	14.705340	16,044	3.70%	2.81%
2013	0.95%	1,092	14.303825	15,620	4.16%	0.08%
2012	0.95%	1,093	14.293087	15,622	4.01%	8.68%
2011	0.95%	1,094	13.151873	14,388	5.09%	1.30%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.95%	17,926	20.139680	361,024	3.09%	-5.00%
2014	0.95%	18,555	21.199608	393,359	2.78%	7.61%
2013	0.95%	18,916	19.699579	372,637	2.49%	26.80%
2012	0.95%	18,917	15.536406	293,902	3.12%	16.07%
2011	0.95%	18,918	13.385158	253,220	2.45%	-0.10%
VIP Growth Portfolio - Service Class (FGS)
2015	0.95%	3,638	23.718140	86,287	0.15%	6.04%
2014	0.95%	4,283	22.368081	95,802	0.09%	10.13%
2013	0.95%	4,646	20.310259	94,361	0.20%	34.91%
2012	0.95%	4,648	15.054667	69,974	0.51%	13.45%
2011	0.95%	4,651	13.269332	61,716	0.26%	-0.81%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.95%	15,255	14.005840	213,659	2.52%	-1.65%
2014	0.95%	15,464	14.240672	220,218	6.80%	4.75%
2013	0.95%	210	13.595003	2,855	2.32%	-2.82%
2012	0.95%	210	13.989738	2,938	2.02%	4.76%
2011	0.95%	300	13.353870	4,006	3.25%	6.19%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.95%	298	22.646012	6,749	0.33%	-2.44%
2014	0.95%	472	23.211327	10,956	0.19%	5.19%
2013	0.95%	388	22.066611	8,562	0.34%	34.77%
2012	0.95%	2,006	16.373501	32,845	0.53%	13.66%
2011	0.95%	2,007	14.405959	28,913	0.15%	-11.56%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.95%	190	21.221938	4,032	1.27%	2.51%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.95%	342	18.809601	6,433	0.62%	-8.27%
2014	0.95%	362	20.504680	7,423	0.62%	-0.38%
2013	0.95%	364	20.583780	7,492	1.30%	34.94%
2012	0.95%	366	15.253518	5,583	0.77%	17.26%
2011	0.95%	424	13.008218	5,515	0.69%	-4.67%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.95%	727	19.156306	13,927	3.23%	-7.38%
2014	0.95%	727	20.682879	15,036	1.88%	-11.98%
Mid Cap Value- Institutional Shares (GVMCE)
2015	0.95%	1,005	28.322530	28,464	0.41%	-10.10%
2014	0.95%	1,005	31.506103	31,664	1.03%	12.49%
2013	0.95%	1,087	28.007560	30,444	0.88%	31.63%
2012	0.95%	1,089	21.277279	23,171	1.21%	17.34%
2011	0.95%	1,091	18.133093	19,783	0.78%	-7.26%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Baron Growth Opportunities Fund Service Class (BNCAI)
2015	0.95%	3,569	$29.035556	$103,628	0.00%	-5.68%
2014	0.95%	4,062	30.782595	125,039	0.18%	3.86%
2013	0.95%	4,416	29.639005	130,886	0.44%	38.73%
2012	0.95%	4,196	21.363820	89,643	1.20%	17.12%
2011	0.95%	4,197	18.241391	76,559	0.00%	3.04%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.95%	575	28.205953	16,218	1.19%	2.96%
2014	0.95%	457	27.395960	12,520	1.09%	1.32%
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.95%	1,062	15.041485	15,974	3.39%	-9.85%
2014	0.95%	1,062	16.685320	17,720	5.26%	-0.48%
2013	0.95%	1,063	16.765947	17,822	4.19%	-0.68%
2012	0.95%	555	16.880640	9,369	5.32%	13.85%
2011	0.95%	556	14.826915	8,244	7.07%	0.99%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.95%	16,184	13.077504	211,646	3.45%	-0.64%
2014	0.95%	16,184	13.162276	213,018	1.13%	-0.11%
2013	0.95%	16,184	13.176653	213,251	1.45%	-1.08%
2012	0.95%	16,184	13.320689	215,582	1.91%	4.85%
2011	0.95%	16,184	12.704714	205,613	1.68%	0.15%
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.95%	1,672	14.741525	24,648	4.11%	-3.63%
2014	0.95%	1,698	15.296638	25,974	1.41%	2.11%
2013	0.95%	1,698	14.980264	25,436	1.73%	-10.08%
2012	0.95%	1,698	16.659511	28,288	1.06%	7.72%
2011	0.95%	1,699	15.465746	26,276	2.08%	10.61%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.95%	10,569	16.293597	172,207	5.00%	-0.52%
2014	0.95%	10,570	16.378540	173,121	1.98%	3.28%
2013	0.95%	23,821	15.858328	377,761	2.20%	-2.89%
2012	0.95%	24,098	16.329767	393,515	2.57%	8.56%
2011	0.95%	24,101	15.042663	362,543	2.63%	2.62%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2015	0.95%	158	18.510625	2,925	4.77%	-4.85%
2014	0.95%	159	19.453720	3,093	4.73%	-0.87%
2013	0.95%	159	19.623652	3,120	5.27%	10.99%
2012	0.95%	160	17.680671	2,829	5.49%	14.94%
2011	0.95%	161	15.382342	2,477	5.31%	-2.60%
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.95%	1,270	20.215512	25,674	0.00%	-13.29%
2014	0.95%	1,270	23.313847	29,609	0.00%	-4.49%
2013	0.95%	1,329	24.410986	32,442	0.51%	19.84%
2012	0.95%	2,499	20.370110	50,905	0.00%	6.58%
2011	0.95%	2,538	19.112464	48,507	2.41%	-12.93%
Health Sciences Portfolio - II (TRHS2)
2015	0.95%	103	32.368709	3,334	0.00%	11.40%
2014	0.95%	146	29.055808	4,242	0.00%	29.98%
2013	0.95%	146	22.354484	3,264	0.00%	49.08%
2012	0.95%	147	14.994655	2,204	0.00%	29.75%
2011	0.95%	147	11.556396	1,699	0.00%	9.34%
Mid-Cap Growth Portfolio - II (TRMCG2)
2015	0.95%	1,503	35.605855	53,516	0.00%	5.26%
2014	0.95%	1,503	33.825799	50,840	0.00%	11.75%
2013	0.95%	1,503	30.268838	45,494	0.00%	35.10%
2012	0.95%	1,928	22.404441	43,196	0.00%	12.53%
2011	0.95%	1,928	19.908948	38,384	0.00%	-2.46%

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
New America Growth Portfolio (TRNAG1)
2015	0.95%	1,736	$25.071957	$43,525	0.00%	7.57%
2014	0.95%	1,594	23.307951	37,153	0.00%	8.30%
2013	0.95%	1,717	21.522616	36,954	0.00%	36.70%
2012	0.95%	1,503	15.744599	23,664	0.50%	12.04%
2011	0.95%	1,504	14.052142	21,134	0.25%	-2.01%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	592	20.873739	12,357	1.35%	26.13%
2012	0.95%	673	16.549652	11,138	2.12%	20.07%
2011	0.95%	716	13.783089	9,869	1.25%	-9.14%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	652	19.189494	12,512	0.37%	-32.98%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	906	18.860839	17,088	2.36%	21.81%
2012	0.95%	876	15.483642	13,564	2.97%	17.18%
2011	0.95%	927	13.213898	12,249	1.70%	-11.53%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	1,148	20.977028	24,082	1.18%	-0.21%
2012	0.95%	1,148	21.020204	24,131	0.51%	16.12%
2011	0.95%	1,149	18.102191	20,799	0.72%	-23.13%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.95%	266	15.864654	4,220	1.26%	-9.05%
2013	0.95%	266	17.443105	4,640	1.34%	29.06%
2012	0.95%	267	13.515035	3,609	1.91%	19.52%
2011	0.95%	318	11.307680	3,596	1.31%	-18.09%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95%	291	14.769847	4,298	0.00%	-8.04%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	5,482	11.525880	63,185	1.32%	20.19%
2012	0.95%	4,951	9.589782	47,479	0.62%	14.68%
2011	0.95%	4,951	8.362423	41,402	1.32%	-10.23%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	392	12.905037	5,059	2.49%	19.95%
2012	0.95%	582	10.758953	6,262	0.16%	15.83%
2011	0.95%	632	9.288312	5,870	1.32%	-17.19%

2015	Contract owners equity:				$2,700,650
2014	Contract owners equity:				$2,822,140
2013	Contract owners equity:				$2,716,357
2012	Contract owners equity:				$2,295,377
2011	Contract owners equity:				$2,052,111
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.